1290 GAMCO Small-Mid Cap Value Fund Expense Example - 1290 GAMCO Small-Mid Cap Value Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 666
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,272
Expense Example, with Redemption, 10 Years	2,160
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,422
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	895
Expense Example, with Redemption, 10 Years	$ 1,978